Award Timing Disclosure	12 Months Ended
	Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

The following table summarizes the compensation paid to our non-employee directors in the year ended December 31, 2025. Each of the non-employee directors elected at the 2025 Annual Meeting received their annual equity grant in June 2025.

Name	Fees Earned in Cash	Stock Awards(1)	All Other Compensation	Total
Mark Cohen(2)	$81,739	$100,000	$—	$181,739
William Coulter	$65,000	$100,000	$—	$165,000
John Rickel	$68,875	$100,000	$—	$168,875
Rebecca Polak	$150,789	$100,000	$—	$250,789
Steven Pully(3)	$39,236	$—	$—	$39,236
Rachel Richards(4)	$79,565	$115,179	$—	$194,744
Mark Tkach	$65,000	$100,000	$—	$165,000
Dominick San Angelo(5)	$31,481	$—	$—	$31,481
Miran Maric(5)	$28,546	$—	$—	$28,546

(1)      Stock awards reflect the aggregate grant date fair value of RSUs granted during the calendar year, determined pursuant to FASB ASC Topic 718. The assumptions used in calculating the grant date fair value are set forth in Note 10 to the consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

(2)      Mr. Cohen’s RSUs are held in an account for the benefit of SH Capital Partners, L.P. (an entity controlled by Mr. Cohen) (“SH Capital”), and upon the applicable vesting date, the shares are intended to be transferred to SH Capital.

(3)      Mr. Pully resigned from the Board effective June 4, 2025. The compensation reported in the table above reflects amounts earned by Mr. Pully for his service as a director through such date.

(4)      Of the amount reported in the “Stock Awards” column, $15,179 relates to RSUs granted in June 2025 that vested immediately upon grant in respect of Ms. Richards’ pro-rated Board service from March 17, 2025 through the date of the 2025 Annual Meeting.

(5)      Mr. Maric and Mr. San Angelo were each appointed to the Board effective August 9, 2025, which was subsequent to the 2025 Annual Meeting. The compensation reported in the table above reflects amounts earned by each of Mr. Maric and Mr. San Angelo for service as a director following such appointment.

Mark Cohen [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark Cohen
Underlying Securities	100,000	[1],[2]
William Coulter [Member]
Awards Close in Time to MNPI Disclosures
Name	William Coulter
Underlying Securities	100,000	[2]
John Rickel [Member]
Awards Close in Time to MNPI Disclosures
Name	John Rickel
Underlying Securities	100,000
Rebecca Polak [Member]
Awards Close in Time to MNPI Disclosures
Name	Rebecca Polak
Underlying Securities	100,000	[2]
Steven Pully [Member]
Awards Close in Time to MNPI Disclosures
Name	Steven Pully
Underlying Securities
Rachel Richards [Member]
Awards Close in Time to MNPI Disclosures
Name	Rachel Richards
Underlying Securities	115,179
Mark Tkach [Member]
Awards Close in Time to MNPI Disclosures
Name	Mark Tkach
Underlying Securities	100,000
Dominick San Angelo [Member]
Awards Close in Time to MNPI Disclosures
Name	Dominick San Angelo
Underlying Securities
Miran Maric [Member]
Awards Close in Time to MNPI Disclosures
Name	Miran Maric
Underlying Securities

[1]	Mr. Cohen’s RSUs are held in an account for the benefit of SH Capital Partners, L.P. (an entity controlled by Mr. Cohen) (“SH Capital”), and upon the applicable vesting date, the shares are intended to be transferred to SH Capital.
[2]	Stock awards reflect the aggregate grant date fair value of RSUs granted during the calendar year, determined pursuant to FASB ASC Topic 718. The assumptions used in calculating the grant date fair value are set forth in Note 10 to the consolidated financial statements included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.